Sales of Businesses (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Components of Sale	The components of the sale were as follows:

Goodwill	$(1,438)
Intangible assets	(337)
Net assets and transaction costs	(93)
Non-cash consideration received(1)	528
Impairment on sales of Shopify's logistics businesses	$(1,340)
(1) The value of non-cash consideration received is an estimate and was independently estimated by Shopify by using unobservable inputs, including the investee's revenue growth rates and revenue multiples based on market comparables.